Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7. INTANGIBLE ASSETS, NET
At June 30, 2022 and December 31, 2021, intangible assets consist of:

	June 30, 2022	December 31, 2021	Useful Life
Tradename and trademark	$1,495,000	$1,546,000	Indefinite life
Customer list	3,208,000	3,486,000	10-16 years
Domain name and other intangible assets	634,000	714,000	5 years

	5,337,000	5,746,000
Accumulated amortization	(1,703,000)	(1,711,000)

Intangible assets, net	$3,634,000	$4,035,000

Amortization expense was $79,000 and $73,000 for the three months ended June 30, 2022 and 2021, respectively, and $158,000 and $191,000, for the six months ended June 30, 2022 and 2021, respectively.
The following table presents estimated amortization expense for each of the succeeding five calendar years and thereafter.

2022 (remainder)	165,000
2023	323,000
2024	323,000
2025	323,000
2026	323,000
Thereafter	682,000

$2,139,000

8. INTANGIBLE ASSETS, NET
At December 31, 2021 and 2020 intangible assets consist of:

	December 31,
	2021	2020
Trade name and trademark	$1,546,000	$1,551,000
Customer list	3,488,000	3,441,000
Domain name and other intangible assets	713,000	690,000

	5,747,000	5,682,000
Accumulated depreciation and amortization	(1,712,000)	(1,292,000)

Intangible assets, net	$4,035,000	$4,390,000

The Company’s trade names and trademarks were determined to have an indefinite life. The remaining definite lived intangible assets are primarily being amortized on a straight-line basis over their estimated useful lives. Amortization expense was $0.4 million and $0.3 million, respectively, for the years ended December 31, 2021 and 2020.
The customer relationships are subject to amortization over their estimated useful lives, which range between 3 and 14 years. The following table presents estimated amortization expense for each of the succeeding five calendar years and thereafter.

2022	$319,000
2023	319,000
2024	319,000
2025	319,000
2026	319,000
Thereafter	894,000

$2,489,000